SUBSEQUENT EVENTS	12 Months Ended
Dec. 28, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
12. SUBSEQUENT EVENTS

Arbitration with Former Executive

As previously disclosed, Richard P. Nespola, the Company’s former chief executive officer, former chairman of the board and a former member of the Company’s Board of Directors, filed an action Richard P. Nespola v. The Management Network Group, Inc. , against the Company with the American Arbitration Association. On March 3, 2014, the arbitrator in the action issued an interim award, finding that Mr. Nespola's employment was terminated without cause and that Mr. Nespola is entitled to severance under his employment agreement. In the second phase of the proceedings, the arbitrator will rule on Mr. Nespola's claim for damages, attorneys' fees and costs based upon the interim award and the Company's claim for certain attorneys' fees and costs. Based on the interim ruling, the Company believes it is probable that a liability exists for contractual severance, attorneys' fees and costs at December 28, 2013 related to this action. The Company has recorded a liability of $1.5 million in Accrued Severance Liability on the Consolidated Balance Sheet as of December 28, 2013, for the amount of severance which may be payable under the terms of Mr. Nespola’s employment agreement. See Note 10, Commitments and Contingencies.

Common Stock Repurchase Program

On February 27, 2014, the Company announced that its Board of Directors had approved a common stock repurchase program under which the Company may repurchase up to $2 million of Company common stock through June 30, 2015. Under the program, repurchases may be made by the Company from time to time in the open market or through privately negotiated transactions depending on market conditions, share price and other factors. The stock repurchase program may be modified or discontinued at any time by the Board of Directors. The Company expects to fund repurchases through cash on hand, future cash flow from operations and future borrowings. In order to facilitate repurchases, the Company may enter into a Rule 10b5-1 plan, which permits stock repurchases when the Company might otherwise be precluded from doing so under insider trading laws or because of self-imposed trading blackout period.

Equity Awards

On March 10, 2014, the Compensation Committee of the Board of Directors of the Company granted performance-based non-vested share awards for a total of 40,000 shares of common stock under the 1998 Plan to one executive officer and one employee of the Company. All 40,000 non-vested shares have a grant date fair value of $3.93. The first potential vesting date is the Company's earnings release date for its 2015 first fiscal quarter and each subsequent potential vesting date is each of the Company's quarterly earnings release dates thereafter through the release date for the first quarter of 2017. Shares not vested as of the release date for the first quarter of 2017 are forfeited. Except for termination of employment in certain circumstances following a change of control, the unvested portion of an award is forfeited upon any termination of employment. Under the terms of the awards, vesting is partially accelerated and each award is converted to a time-vested award upon a change of control of the Company. The holders of shares of non-vested share awards have all of the rights of stockholders of the Company, including the right to receive dividends and to vote the shares, until the shares are forfeited to the Company.

On March 10, 2014, the Compensation Committee of the Board of Directors of the Company granted service-based non-vested share awards for a total of 81,000 shares of common stock and stock options exercisable for 50,000 shares of common stock under the 1998 Plan to various employees of the Company. The non-vested shares vest solely based on employee service. All 81,000 non-vested shares have a grant date fair value of $3.93 and will cliff vest after a one-year service period that commenced on the date of grant. The 50,000 stock options vest over a four year period and have an exercise price of $3.93.

On March 11, 2014, the Compensation Committee of the Board of Directors of the Company granted stock options exercisable for 20,000 shares of common stock under the 1998 Plan to the Chairman of the Board of Directors of the Company. The 20,000 stock options vest over a one year period and have an exercise price of $4.12.

Strategic Alliance and Investment by Elutions, Inc.

On February 25, 2014, the Company entered into an Investment Agreement with Elutions, Inc. ("Elutions") , a provider of operational business intelligence solutions. Under the Investment Agreement, the Company agreed to issue and sell shares of common stock to Elutions and to issue stock purchase warrants to Elutions, and the parties agreed that a subsidiary of Elutions would loan funds to a subsidiary of the Company. On March 18, 2014, the Company and Elutions completed the closing (the "Closing") of the transactions contemplated under the Investment Agreement.

At the Closing, (a) the Company issued and sold 609,756 shares of common stock to Elutions at a price of $3.28 per share, for an aggregate purchase price of $2,000,000, (b) the Company's subsidiary, Cartesian Limited, issued a non-convertible promissory note (the "Note") payable to Elutions Capital Ventures S.à r.l, a subsidiary of Elutions ("Elutions – Europe"), in an aggregate original principal amount of US$3,268,664, payable in equivalent Great Britain Pounds Sterling, and the Company issued to Elutions a common stock Purchase Warrant (Tracking) related to the Note to purchase 996,544 shares of Common Stock of the Company for $3.28 per share (the "Tracking Warrant"), and (c) the Company issued to Elutions a Common Stock Purchase Warrant (Commercial Incentive) pursuant to which Elutions can earn the right to purchase up to 3,400,000 shares of common stock of the Company at prices ranging from $3.85 per share to $4.85 per share based on the Company's financial results related to certain customer contracts obtained jointly by the Company and Elutions (the "Incentive Warrant"). The Incentive Warrant and the Tracking Warrant are referred to collectively below as the "Warrants".

The following provisions of the Investment Agreement and exhibits are subject to the Company obtaining stockholder approval of these provisions in accordance with the rules of the Nasdaq Stock Market, LLC ("Nasdaq"), to the extent required by Nasdaq rules: (i) exercise of the Incentive Warrant, (ii) the effectiveness of the economic anti-dilution provisions in the Warrants and (iii) the right of Elutions to purchase additional securities of the Company, in connection with future issuances by the Company, pursuant to purchase rights in the Warrants and the preemptive rights granted to Elutions in the Investment Agreement. The Company has agreed in the Investment Agreement to present a proposal for the approval of these provisions to the stockholders at the Company's 2014 annual meeting of stockholders, currently scheduled for June 2014.

The Note issued at Closing by the Company's subsidiary, Cartesian Limited, in the aggregate original principal amount of US$3,268,664, bears interest at the rate of 7.825% per year, payable monthly, and matures on March 18, 2019. The Note may be called by the holder at any time and may be prepaid by Cartesian Limited after 18 months if the trading price of the Company's common stock exceeds $5.50 per share for a specified period of time and may be prepaid by Cartesian Limited at any time after 30 months. The obligations of Cartesian Limited under the Note are guaranteed by the Company pursuant to a Guaranty entered into by the Company at Closing and are secured by certain assets relating to client contracts involving Elutions pursuant to a Security Agreement entered into by the Company and Elutions at Closing. Amounts outstanding under the Note may be applied to the exercise price of the Company's common stock under the Tracking Warrant. Upon occurrence of an event of default, the Note would bear interest at 9.825% per year and could be declared immediately due and payable.

Under the Tracking Warrant, Elutions may acquire 996,544 shares of common stock of the Company for $3.28 per share at any time and from time to time through March 18, 2020. The Company may require Elutions to exercise or forfeit the Tracking Warrant at any time (i) after 18 months if the trading price of the Company's common stock exceeds $5.50 per share for a specified period of time and the Company meets certain cash and working capital thresholds and (ii) after 30 months if the Company meets certain cash and working capital thresholds. To the extent amounts are outstanding under the Note, Elutions and the Company (if the Company is requiring exercise of the Tracking Warrant by Elutions as described above) may offset such amounts against the exercise price for shares of common stock acquired under the Tracking Warrant.

Under the Incentive Warrant, Elutions can earn the right to purchase up to 3,400,000 shares of common stock of the Company at prices ranging from $3.85 per share to $4.85 per share based on the Company's financial results as described below. The Incentive Warrant expires on March 18, 2020. The right to acquire shares pursuant to the Warrant may be earned by Elutions based upon certain revenues or cash received by the Company under customer contracts acquired jointly with Elutions through a five year period from March 18, 2014 until March 18, 2019. The number of shares of common stock that may be acquired under the Incentive Warrant is determined by dividing four percent of such revenues and cash recognized or received by the Company in each year during the five year period by the warrant exercise price per share for that year. In addition, the right to acquire shares may vest at the end of the five-year period for contracts that have been signed and with respect to which revenues are expected to be earned or cash is expected to be received after the end of the five-year period. The exercise price increases $0.25 per year for shares earned in each year of the five-year period and is payable in cash, provided that Elutions has the right to utilize a cashless exercise procedure to acquire shares of common stock under the Incentive Warrant for a limited period of time each year after the right to acquire such shares vests. Any shares utilized to exercise such cashless exercise right will not reduce the maximum number of shares that may be earned and acquired under the Incentive Warrant.

Each of the Warrants has economic anti-dilution protection provisions which provide for adjustments in the Warrants in the event of issuances or deemed issuances of shares of common stock by the Company at a price less than market price at the time of issuance, subject to a number of exceptions. Each of the Warrants also permits Elutions (subject to certain exceptions) to purchase shares in future equity offerings made by the Company on a pro rata basis to all stockholders, with such participation right based upon the maximum number of shares that may be purchased under the Warrant.

At Closing, the Company and Elutions entered into a Registration Rights Agreement (the "Registration Rights Agreement"), pursuant to which the Company has obligations to register for resale the shares of common stock issued under the Investment Agreement and the Warrants. Under the Registration Rights Agreement, the Company granted certain piggyback registration rights to Elutions and agreed to file and maintain a resale shelf registration statement for the benefit of Elutions.

The Investment Agreement and the agreements and instruments described above are part of a strategic relationship between the parties, pursuant to which the parties intend to work together to market, sell and implement certain products, solutions and services developed by Elutions.  As part of the strategic relationship, the parties entered into certain commercial framework documents, including a Market Development Agreement and related Inventory Agreement, on February 25, 2014 and intend to enter into client agreements and bilateral agreements from time to time in the ordinary course of business outlining the terms of the parties' commercial relationship with respect to business development and providing products, solutions and services to clients. The parties have agreed to a term of five years, with automatic two-year renewals unless notice is given, and subject to termination rights in certain events. In the strategic relationship, the Company will work with Elutions with respect to the marketing, sale, installation and implementation of Elutions' "Maestro" products, solutions and services currently developed or developed in the future, including, smart building, data center infrastructure management, maestro asset management and other products, solutions or services which enable the monitoring, analysis and control automation of assets and systems with the purpose of reducing energy consumption and other operational expenses. The Company has agreed to restrictions during the term and for two years thereafter in regard to solutions or services that are substantially similar to or competitive with certain solutions or services of Elutions, and each party has agreed not to hire the other party's employees during the same period.

The parties have agreed on a general framework for pursuing, entering into and implementing customer contracts, which includes providing for joint and separate client pursuits and marketing on an initial and ongoing basis, procedures for contracting with clients, procedures for interface between the parties, limited exclusivity requirements of Elutions relating to identified prospects and clients of the Company, intellectual property rights of Elutions to its products and related restrictions, restrictions regarding use of confidential information, limitations on liability of the parties, independent contractor status of the parties, limitations on publicity by the parties, and dispute resolution, including arbitration. The parties have also agreed to a framework for certain initial inventory orders and reorders by the Company from Elutions, and related commitments, timing and pricing procedures, when the Company is the prime contracting party under certain client statements of work. The parties intend that specific pricing and allocation provisions and other specific commercial terms will be included in individual client statements of work, subject to certain gross margin requirements for the benefit of the Company.